Accrued expenses and other current liabilities - Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued expenses and other current liabilities
Deposits from offline distributors and retailers	¥ 188,143		¥ 70,084
Professional service fee payables(a)	29,041		22,819
Product warranty(b)	4,185		5,440
Payables on equipment	6,866		4,315
Patent application fee payables	1,032		2,699
Accrued liabilities to suppliers	61,535		0
Others	22,594		11,572
Accrued expenses and other current liabilities	¥ 313,396	$ 49,179	¥ 116,929